Note 10 - Summary of the Vesting Periods of Options (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Vesting Period from February 12 2015 to February 12 2015 [Member]
Stock Options Granted (in shares)		200,000
Vesting Period from April 15 2015 to April 15 2015 [Member]
Stock Options Granted (in shares)		38,356
Vesting Period from April 7 2015 to April 7 2016 [Member]
Stock Options Granted (in shares)		100,000
Vesting Period From September, 16 2015 To September, 16 2016 [Member]
Stock Options Granted (in shares)		100,000
Vesting Period from February 5 2015 to February 5 2018 [Member]
Stock Options Granted (in shares)		200,000
Vesting Period from June 1 2015 to June 1 2018 [Member]
Stock Options Granted (in shares)		350,000
Vesting Period from November 10 2015 to November 10 2018 [Member]
Stock Options Granted (in shares)		150,000
Stock Options Granted (in shares)	2,671,488	1,138,356	1,175,000